Bonds	12 Months Ended
Dec. 31, 2022
Bonds Disclosure [Abstract]
Bonds

18. Bonds

As of December 31, this item includes:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Tren Urbano de Lima S.A. (a)	626,697	629,956	24,496	31,203	602,201	598,753
Red Vial 5 S.A. (b)	251,933	218,684	36,637	41,343	215,296	177,341
Cumbra Peru S.A. (c)	26,282	21,273	4,896	4,554	21,386	16,719
AENZA S.A.A. (d)	356,010	-	3,809	-	352,201	-
	1,260,922	869,913	69,838	77,100	1,191,084	792,813

(a) Tren Urbano de Lima S.A.

In February 2015, the subsidiary Tren Urbano de Lima S.A. issued international corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted at Constant Update Value) for an amount of S/629 million. The bonds expire in November 2039 and accrue interest at a rate of 4.75% (plus the VAC adjustment), present a risk rating AA + (local scale) granted by the risk rating company Apoyo & Asociados Internacionales.

These bonds include the following collateral: (i) mortgage on the concession of which Tren Urbano de Lima S.A. is the concessionaire, (ii) security interest on the shares of the Concessionaire, (iii) assignment of the Collection Rights of the Administration Trust, and (iv) a Flow Trust and Reserve Accounts for Debt Service, Operation and Maintenance and ongoing Capex. Issuance costs amounted to S/ 22 million. During 2022, a principal repayment of S/ 19.8 million (S/ 16.4 million in 2021) has been made.

As of December 31, 2022, an accumulated amortization amounting to S/126.8 million (S/106.9 million as of December 31, 2021) was made.

As of December 31, 2022, the balance includes VAC adjustments and interest payable for S/143.3 million (S/121.1 million as of December 31, 2021).

For the periods ended December 31, 2020, 2021 and 2022, the movement of this account is as follows:

In thousands of soles	2020	2021	2022
Balance at January, 1	618,497	624,454	626,697
Amortization	(11,582)	(16,376)	(19,848)
Accrued interest	47,615	49,013	54,918
Interest paid	(30,076)	(30,394)	(31,811)
Balance at December, 31	624,454	626,697	629,956

As of December 31, 2021 and 2022, Tren Urbano de Lima S.A. complied with the corresponding covenants.

As of December 31, 2022, the fair value amounts to S/630.7 million (S/626.8 million, as of December 31, 2021), is based on discounted cash flows using a rate of 5.9% (4.9% as of December 31, 2021) and corresponds to level 2 of the fair value hierarchy.

(b) Red Vial 5 S.A.

From 2015 to 2016, the subsidiary Red Vial 5 S.A. issued Corporate Bonds on the Lima Stock Exchange for a total S/365 million. The bonds mature in January 2027 and bear interest at a rate of 8.38%. As of December 31, 2022, risk rating agencies Moody’s Local and Apoyo & Asociados Internacionales graded this debt instrument with AA- class.

According to the terms of the bond issuance agreement, this financing is secured by: (i) a trust of flows from the collection rights and flows derived from the Concession, except for flows corresponding to the Remuneration and the Regulation Fee; (ii) a mortgage on the concession of which Red Vial 5 S.A. is the concessionaire; (iii) movable guarantees on shares; (iv) assignment of rights on the bank letter of guarantee and any other guarantee granted in the Construction Agreement; and (v) in general, all those additional guarantees granted in favor of the secured creditors if applicable.

The purpose of the granted funds was to finance the construction works of the second phase of Red Vial 5 and sales tax related to the execution of project expenses.

For the periods ended December 31, 2020, 2021 and 2022, the movement of this account is the following:

In thousands of soles	2020	2021	2022
Balance at January, 1	305,545	280,848	251,933
Amortization	(24,820)	(28,836)	(33,085)
Accrued interest	24,619	22,315	19,744
Interest paid	(24,496)	(22,394)	(19,908)
Balance at December, 31	280,848	251,933	218,684

As of December 31, 2021 and 2022, Red Vial 5 S.A. complied with the respective covenants.

As of December 31, 2022, the fair value of bonds amounts to S/ 224.8 million (S/ 260 million as of December 31, 2021), is based on discounted cash flows using rate 8.1% as of December 31, 2021 and 2022, and is within level 2 of the fair value hierarchy.

(c) Cumbra Peru S.A.

At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program up to a maximum amount of US$8 million.

In the first quarter of the year 2020, bonds amounting to US$ 7.8 million (equivalent to S/ 25.9 million) were issued with the modality for exchange debt, with respect to its outstanding business obligations.

The bonds mature in December 2027 and bear interest at a rate of 8.5%, payment is semi-annual and have a B- risk rating, granted by the rating company Moody’s Peru. As of December 31, 2022, the balance includes accrued interest payable for US$ 0.2 million, equivalent to S/ 0.8 million (US$ 0.3 million, equivalent to S/ 1 million, as of December 31, 2021).

For the periods ended December 31, 2020, 2021 and 2022, the movement of this account is the following:

In thousands of soles	2020	2021	2022
Balance at January, 1	-	27,457	26,282
Additions	25,871	-	-
Amortization	(1,579)	(3,687)	(3,812)
Exchange difference	2,153	2,561	(1,030)
Accrued interest	2,152	2,219	1,858
Interest paid	(1,140)	(2,268)	(2,025)
Balance at December, 31	27,457	26,282	21,273

As of December 31, 2022, the fair value amounts to S/19.7 million (S/27.1 million as of December 31, 2021), is based on discounted cash flows using a rate of 11.4% (7.4% as of December 31, 2021), and is within level 2 of the fair value hierarchy.

(d) AENZA S.A.A.

On August 13, 2021, AENZA S.A.A. issued bonds convertible into voting common shares (hereinafter the “Bonds”). The total amount of issuance was US$89.9 million, considering 89,970 bonds at a face value of US$1,000 each.

Bonds were placed at local level and were available for investors in Peru according to Peruvian legislation. The Bonds mature on February 2024 and bear interest at an annual interest rate of 8% subject to quarterly installments.

Pursuant to the terms and conditions of the Bond, they may be converted into shares from the sixth month of the issuance date, according to the following procedure: 1) the conversion day is the last business day of each month; 2) the conversion may be total or partial; 3) the conversion notice had to be sent to the Bondholders’ Representative no later than five (5) business days prior to the conversion date, and 4) the conversion price will be the minimum of (i) US$ 0.33 (zero and 33/100 US dollars) per share and (ii) 80% of the average price of transactions occurred thirty (30) days prior to the Conversion Date, weighted by the volume of each transaction. The conversion will be made by dividing the current face value of each bond by the conversion price.

The Company converted all bonds in common shares in two tranches, the first one on February 28, 2022 for 11,000 Bonds and second on May 31, 2022 for 78,970 bonds (Note 22). Due to conversion, the debt was fully capitalized.